UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21563
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2007

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund                                                           as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 71.7% (1)

Principal Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
		Dresser Rand Group, Inc.
976,902	EUR	Term Loan, 5.88%, Maturing October 29, 2011	$1,275,782
		Evergreen International Aviation
299,219		Term Loan, 8.86%, Maturing October 31, 2011	298,471
		Hexcel Corp.
719,104		Term Loan, 7.13%, Maturing March 1, 2012	720,902
		K&F Industries, Inc.
529,309		Term Loan, 7.32%, Maturing November 18, 2012	531,873
		Spirit Aerosystems, Inc.
1,569,576		Term Loan, 7.11%, Maturing December 31, 2011	1,577,423
		Standard Aero Holdings, Inc.
593,305		Term Loan, 7.61%, Maturing August 24, 2012	595,901
		Transdigm, Inc.
475,000		Term Loan, 7.37%, Maturing June 23, 2013	478,266
		Vought Aircraft Industries, Inc.
181,818		Term Loan, 7.33%, Maturing December 17, 2011	183,068
802,781		Term Loan, 7.88%, Maturing December 17, 2011	809,638
			$6,471,324
Air Transport — 0.4%
		Delta Air Lines, Inc.
$425,000		Term Loan, 12.87%, Maturing March 16, 2008	$434,050
		Northwest Airlines, Inc.
600,000		DIP Loan, 7.85%, Maturing August 21, 2008	604,688
		United Airlines, Inc.
435,313		Term Loan, 9.12%, Maturing February 1, 2012	437,178
62,188		Term Loan, 11.00%, Maturing February 1, 2012	62,454
			$1,538,370
Automotive — 4.8%
		AA Acquisitions Co., Ltd.
1,000,000	GBP	Term Loan, 9.83%, Maturing June 25, 2014	$2,001,442
		Accuride Corp.
608,409		Term Loan, 7.38%, Maturing January 31, 2012	610,881
		Affina Group, Inc.
845,732		Term Loan, 8.36%, Maturing November 30, 2011	851,679
		Axletech International Holding, Inc.
425,000		Term Loan, 11.86%, Maturing April 21, 2013	428,896
		CSA Acquisition Corp.
275,794		Term Loan, 7.88%, Maturing December 23, 2011	277,431
587,665		Term Loan, 7.88%, Maturing December 23, 2011	591,155

		Dayco Europe S.R.I.
784,082	EUR	Term Loan, 6.14%, Maturing June 21, 2010	$1,022,696
		Dayco Products, LLC
572,125		Term Loan, 7.87%, Maturing June 21, 2011	573,734
		Exide Technologies
949,088	EUR	Term Loan, 9.87%, Maturing May 5, 2010	1,294,957
		Federal-Mogul Corp.
500,000		DIP Loan, 7.32%, Maturing July 1, 2007	501,500
361,345		Term Loan, 7.57%, Maturing July 1, 2007	359,426
420,728		Term Loan, 7.82%, Maturing July 1, 2007	418,887
		Ford Motor Co.
500,000		Term Loan, 8.36%, Maturing December 15, 2013	507,118
		General Motors Corp.
425,000		Term Loan, 7.75%, Maturing November 29, 2013	430,286
		Goodyear Tire & Rubber Co.
635,000		Term Loan, 8.14%, Maturing April 30, 2010	643,070
500,000		Term Loan, 8.89%, Maturing March 1, 2011	507,396
		Insurance Auto Auctions, Inc.
211,427		Term Loan, 7.87%, Maturing May 19, 2012	212,286
		Keystone Automotive Operations, Inc.
250,000		Term Loan, 8.82%, Maturing January 12, 2012	251,250
		R.J. Tower Corp.
370,000		DIP Revolving Loan, 9.88%, Maturing August 2, 2007	366,608
		Tenneco Automotive, Inc.
963,141		Term Loan, 7.36%, Maturing December 12, 2009	970,726
418,922		Term Loan, 7.31%, Maturing December 12, 2010	422,221
		Teutates Vermogensverwaltung
500,000	EUR	Term Loan, 5.62%, Maturing March 11, 2014	654,750
500,000	EUR	Term Loan, 5.87%, Maturing March 11, 2015	657,796
		The Goodyear Dunlop Tires
990,000	EUR	Term Loan, 6.14%, Maturing April 30, 2010	1,293,088
		Trimas Corp.
70,313		Term Loan, 8.13%, Maturing August 2, 2011	71,279
303,926		Term Loan, 8.11%, Maturing August 2, 2013	308,105
		United Components, Inc.
408,333		Term Loan, 7.63%, Maturing June 30, 2010	410,375
			$16,639,038
Beverage and Tobacco — 0.6%
		Alliance One International, Inc.
$181,670		Term Loan, 8.82%, Maturing May 13, 2010	$183,941
		Culligan International Co.
397,916		Term Loan, 7.07%, Maturing September 30, 2011	399,036
		Liberator Midco, Ltd.
250,000	EUR	Term Loan, 6.07%, Maturing October 27, 2013	329,776
250,000	EUR	Term Loan, 6.45%, Maturing October 27, 2014	331,157

		National Dairy Holdings, L.P.
$456,964		Term Loan, 7.32%, Maturing March 15, 2012	$457,821
		National Distribution Co.
220,000		Term Loan, 11.82%, Maturing June 22, 2010	220,550
			$1,922,281
Building and Development — 3.3%
		Biomed Realty, L.P.
$660,000		Term Loan, 7.58%, Maturing May 31, 2010	$658,350
		Capital Automotive REIT
395,362		Term Loan, 7.08%, Maturing December 16, 2010	398,848
		Epco / Fantome, LLC
480,000		Term Loan, 7.99%, Maturing November 23, 2010	482,400
		Gables GP, Inc.
20,132		Term Loan, 7.07%, Maturing March 31, 2007	20,179
		Hovstone Holdings, LLC
225,250		Term Loan, 7.36%, Maturing February 28, 2009	221,871
		Lanoga Corp.
373,127		Term Loan, 7.11%, Maturing June 29, 2013	373,127
		LNR Property Corp.
800,000		Term Loan, 8.12%, Maturing July 3, 2011	805,571
		Mueller Group, Inc.
471,272		Term Loan, 7.36%, Maturing October 3, 2012	474,904
		Newkirk Master, L.P.
348,290		Term Loan, 7.08%, Maturing August 11, 2008	348,888
312,869		Term Loan, 7.08%, Maturing August 11, 2008	313,407
		Nortek, Inc.
982,412		Term Loan, 7.35%, Maturing August 27, 2011	985,237
		Panolam Industries Holdings, Inc.
174,336		Term Loan, 8.11%, Maturing September 30, 2012	174,881
		Ply Gem Industries, Inc.
32,566		Term Loan, 8.37%, Maturing August 15, 2011	32,963
488,496		Term Loan, 8.37%, Maturing August 15, 2011	494,450
		Ristretto Investissements SAS
308,150	EUR	Term Loan, 6.06%, Maturing September 30, 2013	405,683
130,995	GBP	Term Loan, 7.89%, Maturing September 30, 2013	259,401
308,150	EUR	Term Loan, 6.44%, Maturing September 30, 2014	407,685
130,995	GBP	Term Loan, 8.27%, Maturing September 30, 2014	260,470
		Rubicon GSA II, LLC
675,000		Term Loan, 8.10%, Maturing July 31, 2008	675,000
		Stile Acquisition Corp.
429,366		Term Loan, 7.38%, Maturing April 6, 2013	428,007
		Stile U.S. Acquisition Corp.
430,097		Term Loan, 7.38%, Maturing April 6, 2013	428,736
		TRU 2005 RE Holding Co.
1,325,000		Term Loan, 8.33%, Maturing December 9, 2008	1,338,457

		Trustreet Properties, Inc.
$385,000		Term Loan, 7.33%, Maturing April 8, 2010	$385,963
		United Subcontractors, Inc.
250,000		Term Loan, 12.62%, Maturing June 27, 2013	242,500
		Wintergames Acquisition ULC
900,000		Term Loan, 7.32%, Maturing October 26, 2007	900,563
			$11,517,541
Business Equipment and Services — 5.7%
		Acco Brands Corp.
$1,187,970		Term Loan, 7.12%, Maturing August 17, 2012	$1,195,952
		Affiliated Computer Services
247,500		Term Loan, 7.35%, Maturing March 20, 2013	249,477
621,875		Term Loan, 7.36%, Maturing March 20, 2013	627,005
		Affinion Group, Inc.
491,628		Term Loan, 7.87%, Maturing October 17, 2012	496,790
		Allied Security Holdings, LLC
371,591		Term Loan, 8.37%, Maturing June 30, 2010	375,771
		Audatex North America, Inc.
1,000,000	EUR	Term Loan, 9.13%, Maturing January 13, 2013	1,330,719
		BSG Clearing Solutions GmbH
962,500	EUR	Term Loan, 6.16%, Maturing May 5, 2012	1,256,974
		Buhrmann US, Inc.
1,974,684	EUR	Term Loan, 5.43%, Maturing December 23, 2010	2,601,285
		DynCorp International, LLC
491,250		Term Loan, 7.66%, Maturing February 11, 2011	495,344
		Education Management, LLC
447,750		Term Loan, 7.88%, Maturing June 1, 2013	452,339
		Gate Gourmet Borrower, LLC
388,477	EUR	Term Loan, 6.44%, Maturing March 9, 2013	511,958
		Info USA, Inc.
198,000		Term Loan, 7.12%, Maturing February 14, 2012	198,248
		N.E.W. Holdings I, LLC
200,000		Term Loan, 12.36%, Maturing February 8, 2014	201,813
133,537		Term Loan, 8.11%, Maturing August 8, 2014	134,288
		Nielsen Finance, LLC
1,995,000		Term Loan, 7.63%, Maturing August 9, 2013	2,013,137
		Protection One, Inc.
194,446		Term Loan, 7.85%, Maturing March 31, 2012	195,540
		Quintiles Transnational Corp.
500,000		Term Loan, 9.36%, Maturing March 31, 2014	506,979
		SunGard Data Systems, Inc.
2,959,937		Term Loan, 7.88%, Maturing February 11, 2013	2,990,925

		TDS Investor Corp.
997,500	EUR	Term Loan, 6.47%, Maturing August 23, 2013	$1,302,450
		US Investigations Services, Inc.
665,954		Term Loan, 7.87%, Maturing October 14, 2012	670,116
		West Corp.
700,000		Term Loan, 8.09%, Maturing October 24, 2013	705,797
		Williams Scotsman, Inc.
930,000		Term Loan, 6.82%, Maturing June 27, 2010	930,000
		Worldspan, L.P.
400,000		Term Loan, 8.58%, Maturing December 7, 2013	402,500
			$19,845,407
Cable and Satellite Television — 4.8%
		Cablecom Luxembourg SCA
990,000	EUR	Term Loan, 6.39%, Maturing September 28, 2012	$1,295,520
		Cequel Communications, LLC
475,000		Term Loan, 9.87%, Maturing May 5, 2014	485,650
883,783		Term Loan, 11.37%, Maturing May 5, 2014	906,799
		Charter Communications Operating, LLC
2,991,833		Term Loan, 7.99%, Maturing April 28, 2013	3,021,844
		CSC Holdings, Inc.
893,250		Term Loan, 7.11%, Maturing March 29, 2013	896,618
		Insight Midwest Holdings, LLC
1,525,000		Term Loan, 7.61%, Maturing April 6, 2014	1,538,821
		Kabel Deutschland GmbH
1,000,000	EUR	Term Loan, 5.84%, Maturing March 31, 2012	1,305,639
		NTL Investment Holdings, Ltd.
538,924	GBP	Term Loan, 7.45%, Maturing March 30, 2012	1,057,827
461,076	GBP	Term Loan, 7.45%, Maturing March 30, 2012	905,022
		Persona Communications Corp.
250,000		Term Loan, 11.36%, Maturing April 12, 2014	252,344
		PKS Media (Netherlands) B.V.
482,500	EUR	Term Loan, 5.84%, Maturing October 5, 2013	627,742
500,000	EUR	Term Loan, 6.34%, Maturing October 5, 2013	651,857
500,000	EUR	Term Loan, 6.84%, Maturing October 5, 2014	654,429
		UPC Broadband Holding B.V.
662,500	EUR	Term Loan, 6.10%, Maturing March 31, 2013	867,236
750,000	EUR	Term Loan, 6.10%, Maturing December 31, 2013	981,959
		Ypso Holding SA
496,137	EUR	Term Loan, 6.12%, Maturing July 28, 2014	646,906
191,468	EUR	Term Loan, 6.12%, Maturing July 28, 2014	249,652
312,395	EUR	Term Loan, 6.12%, Maturing July 28, 2014	407,327
			$16,753,192

Chemicals and Plastics — 6.0%
		Basell Af S.A.R.L.
$208,333		Term Loan, 7.60%, Maturing August 1, 2013	$210,775
41,667		Term Loan, 7.60%, Maturing August 1, 2013	42,155
208,333		Term Loan, 8.35%, Maturing August 1, 2014	210,840
41,667		Term Loan, 8.35%, Maturing August 1, 2014	42,168
		Brenntag Holding GmbH and Co.
1,041,046	EUR	Term Loan, 12.88%, Maturing December 23, 2013	1,396,753
		Celanese Holdings, LLC
1,841,864	EUR	Term Loan, 5.87%, Maturing April 6, 2011	2,407,371
		Gentek, Inc.
699,106		Term Loan, 7.35%, Maturing February 25, 2011	701,181
		Georgia Gulf Corp.
344,449		Term Loan, 7.32%, Maturing October 3, 2013	347,156
		Hexion Specialty Chemicals, Inc.
1,062,660		Term Loan, 7.88%, Maturing May 5, 2013	1,068,372
230,840		Term Loan, 7.88%, Maturing May 5, 2013	232,081
		Huntsman, LLC
1,020,245		Term Loan, 7.07%, Maturing August 16, 2012	1,027,004
		Ineos Group
495,000		Term Loan, 7.61%, Maturing December 14, 2013	501,394
495,000		Term Loan, 8.11%, Maturing December 14, 2014	501,394
		Innophos, Inc.
508,984		Term Loan, 7.57%, Maturing August 10, 2010	511,741
		ISP Chemo, Inc.
694,750		Term Loan, 7.38%, Maturing February 16, 2013	700,775
		Kraton Polymers, LLC
736,837		Term Loan, 7.38%, Maturing May 12, 2013	743,284
		Lucite International Group Holdings
64,886		Term Loan, 0.00%, Maturing July 7, 2013 (2)	65,595
184,189		Term Loan, 8.07%, Maturing July 7, 2013	186,204
		Lyondell Chemical Co.
1,097,250		Term Loan, 7.12%, Maturing August 16, 2013	1,106,393
		Momentive Performance Material
350,000		Term Loan, 7.63%, Maturing December 4, 2013	353,019
		Nalco Co.
1,685,460		Term Loan, 7.11%, Maturing November 4, 2010	1,698,263
		PQ Corp.
487,538		Term Loan, 7.37%, Maturing February 10, 2012	490,077
		Professional Paint, Inc.
199,000		Term Loan, 7.63%, Maturing May 31, 2012	199,373
		Propex Fabrics, Inc.
252,901		Term Loan, 8.32%, Maturing July 31, 2012	253,534
		Rockwood Specialties Group
1,470,000	EUR	Term Loan, 6.53%, Maturing July 30, 2012	1,928,100

		Sigmakalon (BC) Holdco B.V.
8,871	EUR	Term Loan, 6.22%, Maturing September 9, 2013	$11,629
173,632	EUR	Term Loan, 6.22%, Maturing September 9, 2013	227,620
317,498	EUR	Term Loan, 6.22%, Maturing September 9, 2013	416,220
107,857	EUR	Term Loan, 6.97%, Maturing September 9, 2014	141,965
26,409	EUR	Term Loan, 6.97%, Maturing September 9, 2014	34,760
335,513	EUR	Term Loan, 6.97%, Maturing September 9, 2014	441,615
1,000,000	EUR	Term Loan, 9.22%, Maturing September 9, 2015	1,317,317
		Solo Cup Co.
930,465		Term Loan, 8.82%, Maturing February 27, 2011	946,384
200,000		Term Loan, 11.57%, Maturing March 31, 2012	204,875
			$20,667,387
Clothing/Textiles — 0.3%
		Hanesbrands, Inc.
$486,188		Term Loan, 7.61%, Maturing September 5, 2013	$492,660
250,000		Term Loan, 9.11%, Maturing March 5, 2014	257,774
		St. John Knits International, Inc.
126,366		Term Loan, 9.38%, Maturing March 23, 2012	126,998
			$877,432
Conglomerates — 1.5%
		Amsted Industries, Inc.
$517,902		Term Loan, 7.36%, Maturing October 15, 2010	$519,844
		Bushnell Performance Optics
493,899		Term Loan, 8.36%, Maturing August 19, 2011	497,398
		Euramax International, Inc.
167,105		Term Loan, 12.36%, Maturing June 28, 2013	165,016
82,895		Term Loan, 12.36%, Maturing June 28, 2013	81,859
		Goodman Global Holdings, Inc.
370,569		Term Loan, 7.13%, Maturing December 23, 2011	371,187
		Jarden Corp.
248,744		Term Loan, 7.11%, Maturing January 24, 2012	249,288
441,933		Term Loan, 7.36%, Maturing January 24, 2012	443,521
		Johnson Diversey, Inc.
730,329		Term Loan, 7.87%, Maturing December 16, 2011	738,202
		Polymer Group, Inc.
1,336,500		Term Loan, 7.61%, Maturing November 22, 2012	1,339,006
		Rexnord Corp.
386,885		Term Loan, 7.88%, Maturing July 19, 2013	388,417
		RGIS Holdings, LLC
346,526		Term Loan, 7.86%, Maturing February 15, 2013	346,959
			$5,140,697
Containers and Glass Products — 3.6%
		Bluegrass Container Co.
$108,847		Term Loan, 7.60%, Maturing June 30, 2013	$110,167
363,778		Term Loan, 7.60%, Maturing June 30, 2013	368,189

$84,848		Term Loan, 10.32%, Maturing December 30, 2013	$86,344
265,152		Term Loan, 10.33%, Maturing December 30, 2013	269,825
		Crown Americas, Inc.
990,000	EUR	Term Loan, 5.34%, Maturing November 15, 2012	1,286,456
		Graham Packaging Holdings Co.
1,225,000		Term Loan, 7.63%, Maturing October 7, 2011	1,236,704
357,143		Term Loan, 9.63%, Maturing April 7, 2012	361,518
		Graphic Packaging International, Inc.
2,277,695		Term Loan, 7.86%, Maturing August 8, 2010	2,306,522
		JSG Acquisitions
1,250,000	EUR	Term Loan, 6.24%, Maturing December 31, 2014	1,638,701
1,250,000	EUR	Term Loan, 6.75%, Maturing December 31, 2014	1,645,368
		Pregis Corp.
987,500		Term Loan, 7.61%, Maturing October 12, 2011	995,523
		Smurfit-Stone Container Corp.
428,496		Term Loan, 4.73%, Maturing November 1, 2011	432,903
862,091		Term Loan, 7.63%, Maturing November 1, 2011	870,957
818,689		Term Loan, 7.63%, Maturing November 1, 2011	826,830
			$12,436,007
Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
$300,000		Term Loan, 11.72%, Maturing July 31, 2014	$305,250
		Prestige Brands, Inc.
701,018		Term Loan, 7.71%, Maturing April 7, 2011	707,006
			$1,012,256
Drugs — 0.5%
		Patheon, Inc.
$586,293		Term Loan, 9.57%, Maturing December 14, 2011	$580,797
		Stiefel Laboratories, Inc.
162,520		Term Loan, 0.00%, Maturing December 28, 2013 (2)	164,348
212,480		Term Loan, 7.61%, Maturing December 28, 2013	214,870
		Warner Chilcott Corp.
187,050		Term Loan, 7.36%, Maturing January 18, 2012	188,153
681,298		Term Loan, 7.37%, Maturing January 18, 2012	685,313
			$1,833,481
Ecological Services and Equipment — 0.7%
		Duratek, Inc.
$171,594		Term Loan, 7.63%, Maturing June 7, 2013	$173,149
		Energysolutions, LLC
18,082		Term Loan, 7.57%, Maturing June 7, 2013	18,246
378,936		Term Loan, 7.63%, Maturing June 7, 2013	382,370
		Environmental Systems, Inc.
478,520		Term Loan, 8.85%, Maturing December 12, 2008	480,912

		Sensus Metering Systems, Inc.
$403,727		Term Loan, 7.39%, Maturing December 17, 2010	$402,717
53,627		Term Loan, 7.41%, Maturing December 17, 2010	53,493
		Sulo GmbH
625,000	EUR	Term Loan, 9.87%, Maturing January 19, 2016	827,384
		Synagro Technologies, Inc.
37,857		Term Loan, 7.63%, Maturing June 21, 2012	37,928
227,143		Term Loan, 7.63%, Maturing June 21, 2012	227,569
			$2,603,768
Electronics/Electrical — 3.2%
		Advanced Micro Devices, Inc.
$687,033		Term Loan, 7.62%, Maturing December 31, 2013	$693,786
		Aspect Software, Inc.
573,563		Term Loan, 8.38%, Maturing July 11, 2011	576,670
500,000		Term Loan, 12.44%, Maturing July 11, 2013	502,084
		Freescale Semiconductor, Inc.
1,225,000		Term Loan, 7.37%, Maturing December 1, 2013	1,234,188
		Infor Enterprise Solutions Holdings
753,825		Term Loan, 9.12%, Maturing July 28, 2012	761,552
393,300		Term Loan, 9.12%, Maturing July 28, 2012	396,545
		Invensys International Holding
650,000	EUR	Term Loan, 5.69%, Maturing December 15, 2010	849,658
		Network Solutions, LLC
297,000		Term Loan, 10.36%, Maturing January 9, 2012	300,713
		Spectrum Brands, Inc.
1,860,755	EUR	Term Loan, 7.01%, Maturing February 7, 2012	2,416,070
		SS&C Technologies, Inc.
26,578		Term Loan, 7.86%, Maturing November 23, 2012	26,783
456,221		Term Loan, 7.86%, Maturing November 23, 2012	459,738
		Telcordia Technologies, Inc.
664,422		Term Loan, 8.12%, Maturing September 15, 2012	658,504
		UGS Corp.
1,629,021		Term Loan, 7.10%, Maturing March 31, 2012	1,633,093
		Vertafore, Inc.
275,000		Term Loan, 11.40%, Maturing January 31, 2013	279,354
			$10,788,738
Equipment Leasing — 0.5%
		Awas Capital, Inc.
$686,037		Term Loan, 11.38%, Maturing March 22, 2013	$696,328
		Maxim Crane Works, L.P.
338,180		Term Loan, 7.32%, Maturing January 28, 2010	339,025
		Rental Service Corp.
325,000		Term Loan, 8.86%, Maturing November 30, 2013	331,246
		United Rentals, Inc.
84,034		Term Loan, 5.32%, Maturing February 14, 2011	84,962
185,098		Term Loan, 7.32%, Maturing February 14, 2011	187,142
			$1,638,703

Farming/Agriculture — 0.1%
		BF Bolthouse HoldCo, LLC
$375,000		Term Loan, 10.86%, Maturing December 16, 2013	$379,610
			$379,610
Food Products — 2.7%
		Acosta, Inc.
$621,875		Term Loan, 8.07%, Maturing July 28, 2013	$628,612
		American Seafoods Group, LLC
778,372		Term Loan, 7.11%, Maturing September 30, 2011	777,399
		BL Marketing, Ltd.
300,000	GBP	Term Loan, 7.75%, Maturing December 20, 2013	596,262
300,000	GBP	Term Loan, 8.25%, Maturing December 20, 2014	598,808
		Black Lion Beverages III B.V.
1,000,000	EUR	Term Loan, 8.31%, Maturing January 24, 2016	1,327,114
		Charden International B.V.
250,000	EUR	Term Loan, 6.07%, Maturing March 14, 2014	325,715
250,000	EUR	Term Loan, 6.57%, Maturing March 14, 2015	327,015
		Chiquita Brands, LLC
903,127		Term Loan, 8.38%, Maturing June 28, 2012	917,990
		Michael Foods, Inc.
220,972		Term Loan, 7.35%, Maturing November 21, 2010	222,031
		Nash-Finch Co.
428,571		Term Loan, 7.88%, Maturing November 12, 2010	428,839
		Picard Surgeles S.A.
500,000	EUR	Term Loan, 6.08%, Maturing June 4, 2014	655,798
		Pinnacle Foods Holdings Corp.
218,515		Term Loan, 7.36%, Maturing November 25, 2010	219,608
		QCE Finance, LLC
275,000		Term Loan, 11.11%, Maturing November 5, 2013	281,359
		Reddy Ice Group, Inc.
925,000		Term Loan, 7.11%, Maturing August 9, 2012	926,156
		Ruby Acquisitions, Ltd.
500,000	GBP	Term Loan, 7.95%, Maturing January 5, 2015	983,594
			$9,216,300
Food Service — 0.3%
		Buffets, Inc.
$52,500		Term Loan, 5.27%, Maturing May 1, 2013	$52,795
397,500		Term Loan, 8.36%, Maturing November 1, 2013	399,736
		Carrols Corp.
269,765		Term Loan, 7.88%, Maturing December 31, 2010	271,114
		Denny’s, Inc.
40,000		Term Loan, 7.52%, Maturing March 31, 2012	40,550
244,860		Term Loan, 7.61%, Maturing March 31, 2012	248,227
			$1,012,422

Food/Drug Retailers — 0.6%
		General Nutrition Centers, Inc.
$569,122		Term Loan, 8.07%, Maturing December 5, 2009	$572,146
		The Jean Coutu Group (PJC), Inc.
1,348,711		Term Loan, 7.88%, Maturing July 30, 2011	1,352,407
			$1,924,553
Forest Products — 2.0%
		Boise Cascade Holdings, LLC
$2,021,668		Term Loan, 7.11%, Maturing October 29, 2011	$2,033,925
		Buckeye Technologies, Inc.
331,972		Term Loan, 7.42%, Maturing April 15, 2010	332,317
		Georgia Pacific Corp.
1,732,500		Term Loan, 7.35%, Maturing December 20, 2012	1,749,825
		NewPage Corp.
672,661		Term Loan, 7.63%, Maturing May 2, 2011	681,069
		Xerium Technologies, Inc.
1,566,626	EUR	Term Loan, 5.97%, Maturing May 18, 2012	2,044,976
			$6,842,112
Healthcare — 4.7%
		Accellent, Inc.
$594,000		Term Loan, 7.37%, Maturing November 22, 2012	$594,743
		Alliance Imaging, Inc.
470,769		Term Loan, 7.88%, Maturing December 29, 2011	473,476
		American Medical Systems
479,298		Term Loan, 7.81%, Maturing July 20, 2012	479,897
		AMR HoldCo, Inc.
323,532		Term Loan, 7.38%, Maturing February 10, 2012	324,947
		Community Health Systems, Inc.
979,950		Term Loan, 7.12%, Maturing August 19, 2011	982,859
598,500		Term Loan, 7.11%, Maturing February 29, 2012	600,277
		Concentra Operating Corp.
952,087		Term Loan, 7.38%, Maturing September 30, 2011	955,956
		Davita, Inc.
1,482,708		Term Loan, 7.40%, Maturing October 5, 2012	1,495,682
		Emdeon Business Services, LLC
496,689		Term Loan, 7.87%, Maturing November 16, 2013	499,690
		Encore Medical Finance, LLC
299,250		Term Loan, 7.87%, Maturing November 3, 2013	300,232
		FHC Health Systems, Inc.
125,329		Term Loan, 12.12%, Maturing December 18, 2009	129,089
87,730		Term Loan, 14.12%, Maturing December 18, 2009	90,362
		Graceway Pharmaceuticals, LLC
400,000		Term Loan, 7.84%, Maturing December 29, 2011	402,750
		HCA, Inc.
1,950,000		Term Loan, 8.11%, Maturing November 18, 2013	1,969,972

		Kinetic Concepts, Inc.
$221,220		Term Loan, 7.12%, Maturing October 3, 2009	$222,257
		Lifecare Holdings, Inc.
222,188		Term Loan, 7.57%, Maturing August 11, 2012	215,476
		Moon Acquisition Co. AB
458,140	EUR	Term Loan, 6.22%, Maturing November 4, 2013	599,456
500,000	EUR	Term Loan, 6.72%, Maturing November 4, 2014	656,422
		National Mentor Holdings, Inc.
16,800		Term Loan, 5.32%, Maturing June 29, 2013	16,900
281,784		Term Loan, 7.87%, Maturing June 29, 2013	283,457
		Nyco Holdings
312,500	EUR	Term Loan, 6.10%, Maturing December 29, 2014	407,195
312,500	EUR	Term Loan, 6.60%, Maturing December 29, 2015	409,022
		P&F Capital S.A.R.L.
209,223	EUR	Term Loan, 6.30%, Maturing February 21, 2014	275,932
65,049	EUR	Term Loan, 6.30%, Maturing February 21, 2014	85,789
125,235	EUR	Term Loan, 6.30%, Maturing February 21, 2014	165,164
100,494	EUR	Term Loan, 6.30%, Maturing February 21, 2014	132,535
94,595	EUR	Term Loan, 6.80%, Maturing February 21, 2015	125,216
35,135	EUR	Term Loan, 6.80%, Maturing February 21, 2015	46,509
72,973	EUR	Term Loan, 6.80%, Maturing February 21, 2015	96,595
297,297	EUR	Term Loan, 6.80%, Maturing February 21, 2015	393,536
		Select Medical Holding Corp.
491,250		Term Loan, 7.11%, Maturing February 24, 2012	490,594
		Vanguard Health Holding Co., LLC
736,959		Term Loan, 7.61%, Maturing September 23, 2011	744,329
		VWR International, Inc.
1,274,423	EUR	Term Loan, 5.87%, Maturing April 7, 2011	1,669,848
			$16,336,164
Home Furnishings — 0.5%
		Interline Brands, Inc.
$281,196		Term Loan, 7.07%, Maturing June 23, 2013	$281,723
194,565		Term Loan, 7.07%, Maturing June 23, 2013	194,930
		Oreck Corp.
452,963		Term Loan, 8.12%, Maturing February 2, 2012	443,904
		Simmons Co.
832,620		Term Loan, 7.41%, Maturing December 19, 2011	840,599
			$1,761,156
Industrial Equipment — 1.7%
		Alliance Laundry Holdings, LLC
$299,918		Term Loan, 7.60%, Maturing January 27, 2012	$302,543
		Douglas Dynamics Holdings, Inc.
859,426		Term Loan, 7.11%, Maturing December 16, 2010	857,277
		Generac Acquisition Corp.
371,250		Term Loan, 7.86%, Maturing November 7, 2013	372,642

		Gleason Corp.
$183,030		Term Loan, 7.88%, Maturing June 30, 2013	$184,517
200,000		Term Loan, 10.88%, Maturing December 31, 2013	202,625
		John Maneely Co.
595,331		Term Loan, 8.62%, Maturing December 8, 2013	596,968
		MTD Products, Inc.
1,227,960		Term Loan, 6.88%, Maturing June 1, 2010	1,223,355
		PP Acquisition Corp.
1,050,195		Term Loan, 8.32%, Maturing November 12, 2011	1,058,071
		Prysmian S.R.L.
400,000	EUR	Term Loan, 6.16%, Maturing August 22, 2014	522,705
400,000	EUR	Term Loan, 6.66%, Maturing August 22, 2015	525,125
		TFS Acquisition Corp.
224,438		Term Loan, 8.92%, Maturing August 11, 2013	226,121
			$6,071,949
Insurance — 0.5%
		ARG Holding, Inc.
$400,000		Term Loan, 12.69%, Maturing November 30, 2012	$404,500
		CCC Information Services Group
222,917		Term Loan, 7.87%, Maturing February 10, 2013	224,031
		Conseco, Inc.
798,000		Term Loan, 7.32%, Maturing October 10, 2013	802,489
		Crawford & Company
379,952		Term Loan, 7.86%, Maturing October 31, 2013	381,971
			$1,812,991
Leisure Goods/Activities/Movies — 4.0%
		24 Hour Fitness Worldwide, Inc.
$401,963		Term Loan, 7.86%, Maturing June 8, 2012	$405,228
		AMC Entertainment, Inc.
569,250		Term Loan, 7.45%, Maturing January 26, 2013	575,136
		Augustus 2, Ltd.
400,000	GBP	Term Loan, 7.94%, Maturing June 22, 2014	783,939
400,000	GBP	Term Loan, 8.44%, Maturing June 22, 2015	787,854
		Bombardier Recreational Product
524,051		Term Loan, 7.89%, Maturing June 28, 2013	527,545
		Cedar Fair, L.P.
870,625		Term Loan, 7.82%, Maturing August 30, 2012	880,474
		Cinemark, Inc.
1,047,375		Term Loan, 7.38%, Maturing October 5, 2013	1,058,995
		Deluxe Entertainment Services
285,000		Term Loan, 8.36%, Maturing January 28, 2011	294,975
		Fender Musical Instruments Co.
250,000		Term Loan, 11.33%, Maturing October 1, 2012	252,344
		Metro-Goldwyn-Mayer Holdings, Inc.
2,148,763		Term Loan, 8.61%, Maturing April 8, 2012	2,155,896

		Red Football, Ltd.
500,000	GBP	Term Loan, 7.58%, Maturing August 16, 2014	$981,147
500,000	GBP	Term Loan, 7.83%, Maturing August 16, 2015	985,225
		Revolution Studios
525,000		Term Loan, 9.07%, Maturing December 21, 2014	528,938
225,000		Term Loan, 12.35%, Maturing June 21, 2015	224,438
		Six Flags Theme Parks, Inc.
1,471,083		Term Loan, 8.61%, Maturing June 30, 2009	1,489,472
		Universal City Development Partners, Ltd.
925,455		Term Loan, 7.37%, Maturing June 9, 2011	930,082
		WMG Acquisition Corp.
982,348		Term Loan, 7.37%, Maturing February 28, 2011	988,672
			$13,850,360
Lodging and Casinos — 2.7%
		Bally Technologies, Inc.
$986,067		Term Loan, 8.61%, Maturing September 5, 2009	$989,765
		Fairmont Hotels and Resorts, Inc.
150,065		Term Loan, 8.57%, Maturing May 12, 2011	151,378
		Gala Electric Casinos, Ltd.
875,000	GBP	Term Loan, 7.94%, Maturing December 12, 2013	1,731,279
875,000	GBP	Term Loan, 8.44%, Maturing December 12, 2014	1,738,358
		Isle of Capri Casinos, Inc.
962,545		Term Loan, 7.11%, Maturing February 4, 2012	967,357
		Penn National Gaming, Inc.
1,397,312		Term Loan, 7.12%, Maturing October 3, 2012	1,408,230
		Pinnacle Entertainment, Inc.
225,000		Term Loan, 0.00%, Maturing December 14, 2011 (2)	224,953
200,000		Term Loan, 7.32%, Maturing December 14, 2011	201,450
		Venetian Casino Resort, LLC
1,243,590		Term Loan, 7.12%, Maturing June 15, 2011	1,253,754
256,410		Term Loan, 7.12%, Maturing June 15, 2011	258,506
		VML US Finance, LLC
133,333		Term Loan, 0.00%, Maturing May 25, 2012 (2)	133,792
266,667		Term Loan, 8.12%, Maturing May 25, 2013	270,000
			$9,328,822
Nonferrous Metals/Minerals — 0.8%
		Almatis Holdings 5 BV
250,000	EUR	Term Loan, 6.34%, Maturing December 21, 2013	$328,619
250,000	EUR	Term Loan, 6.34%, Maturing December 21, 2014	330,040
		Longyear Global Holdings, Inc.
28,725		Term Loan, 8.61%, Maturing October 6, 2012	28,935
30,935		Term Loan, 8.61%, Maturing October 6, 2012	31,161
289,464		Term Loan, 8.61%, Maturing October 6, 2012	291,575
		Murray Energy Corp.
736,875		Term Loan, 8.37%, Maturing January 28, 2010	744,244

	Novelis, Inc.
$298,491	Term Loan, 7.62%, Maturing January 6, 2012	$299,770
518,432	Term Loan, 7.62%, Maturing January 6, 2012	520,654
	Thompson Creek Metals Co.
325,000	Term Loan, 10.13%, Maturing October 26, 2012	330,688
		$2,905,686
Oil and Gas — 1.4%
	Concho Resources, Inc.
$621,875	Term Loan, 9.36%, Maturing July 6, 2011 (3)	$617,708
	El Paso Corp.
375,000	Term Loan, 5.23%, Maturing July 31, 2011	377,197
	Epco Holdings, Inc.
980,155	Term Loan, 7.36%, Maturing August 18, 2010	988,381
	Key Energy Services, Inc.
495,000	Term Loan, 7.84%, Maturing June 30, 2012	498,094
	Niska Gas Storage
72,727	Term Loan, 7.10%, Maturing May 13, 2011	72,909
50,782	Term Loan, 7.10%, Maturing May 13, 2011	50,909
75,791	Term Loan, 7.14%, Maturing May 13, 2011	75,921
397,136	Term Loan, 7.15%, Maturing May 12, 2013	397,819
	Petroleum Geo-Services ASA
222,129	Term Loan, 7.61%, Maturing December 16, 2012	223,850
	Primary Natural Resources, Inc.
496,250	Term Loan, 9.36%, Maturing July 28, 2010 (3)	492,925
	Targa Resources, Inc.
390,000	Term Loan, 7.60%, Maturing October 31, 2007	390,518
540,258	Term Loan, 7.61%, Maturing October 31, 2012	544,394
87,903	Term Loan, 7.62%, Maturing October 31, 2012	88,576
		$4,819,201
Publishing — 3.9%
	American Media Operations, Inc.
$1,000,000	Term Loan, 8.37%, Maturing January 31, 2013	$1,007,083
	CBD Media, LLC
718,954	Term Loan, 7.70%, Maturing December 31, 2009	724,945
	Gatehouse Media Operating, Inc.
465,000	Term Loan, 7.57%, Maturing June 6, 2013	466,647
	Hanley-Wood, LLC
51,738	Term Loan, 7.61%, Maturing August 1, 2012	51,824
433,161	Term Loan, 7.62%, Maturing August 1, 2012	433,883
	Idearc, Inc.
1,850,000	Term Loan, 7.33%, Maturing November 17, 2014	1,866,014
	Medianews Group, Inc.
273,625	Term Loan, 7.07%, Maturing August 2, 2013	274,195
	Nebraska Book Co., Inc.
730,386	Term Loan, 7.88%, Maturing March 4, 2011	734,038

		Philadelphia Newspapers, LLC
$223,875		Term Loan, 8.12%, Maturing June 29, 2013	$224,248
		Riverdeep Interactive Learning USA, Inc.
350,000		Term Loan, 8.10%, Maturing December 20, 2013	354,156
		Seat Pagine Gialle Spa
1,744,216	EUR	Term Loan, 5.88%, Maturing May 25, 2012	2,289,289
		SP Newsprint Co.
652,602		Term Loan, 5.35%, Maturing January 9, 2010	655,457
		World Directories ACQI Corp.
1,500,000	EUR	Term Loan, 6.88%, Maturing November 29, 2013	1,977,194
		Xsys, Inc.
1,000,000	EUR	Term Loan, 6.56%, Maturing September 27, 2014	1,320,648
		YBR Acquisition BV
450,000	EUR	Term Loan, 6.34%, Maturing June 30, 2013	$593,292
450,000	EUR	Term Loan, 6.84%, Maturing June 30, 2014	595,188
			$13,568,101
Radio and Television — 1.8%
		ALM Media Holdings, Inc.
$487,533		Term Loan, 7.86%, Maturing March 4, 2010	$488,904
		Block Communications, Inc.
272,250		Term Loan, 7.36%, Maturing December 22, 2011	272,760
		CMP KC, LLC
491,844		Term Loan, 9.38%, Maturing May 5, 2013	492,459
		Intelsat Subsuduary Holding Co.
299,250		Term Loan, 7.36%, Maturing July 3, 2013	302,878
		Nexstar Broadcasting, Inc.
389,122		Term Loan, 7.11%, Maturing October 1, 2012	388,758
368,727		Term Loan, 7.11%, Maturing October 1, 2012	368,381
		P7S1 Holding II S.A.R.L.
1,000,000	EUR	Term Loan, 7.63%, Maturing July 18, 2011	1,300,939
		PanAmSat Corp.
698,250		Term Loan, 7.86%, Maturing January 3, 2014	706,154
		Paxson Communications Corp.
850,000		Term Loan, 8.61%, Maturing January 15, 2012	869,656
		SFX Entertainment
445,500		Term Loan, 8.10%, Maturing June 21, 2013	446,335
		Young Broadcasting, Inc.
246,250		Term Loan, 7.94%, Maturing November 3, 2012	247,097
496,250		Term Loan, 7.94%, Maturing November 3, 2012	497,956
			$6,382,277
Rail Industries — 0.1%
		Railamerica, Inc.
$463,496		Term Loan, 7.38%, Maturing September 29, 2011	$464,944
			$464,944

Retailers (Except Food and Drug) — 1.6%
		American Achievement Corp.
$396,289		Term Loan, 7.58%, Maturing March 25, 2011	$399,261
		Coinmach Laundry Corp.
1,120,461		Term Loan, 7.88%, Maturing December 19, 2012	1,131,490
		Josten’s Corp.
849,035		Term Loan, 7.37%, Maturing October 4, 2011	854,165
		Mapco Express, Inc.
446,275		Term Loan, 8.10%, Maturing April 28, 2011	450,180
		Mauser Werke GMBH & Co. KG
375,000		Term Loan, 8.10%, Maturing December 3, 2011	377,344
		Neiman Marcus Group, Inc.
215,190		Term Loan, 7.60%, Maturing April 5, 2013	217,703
		Oriental Trading Co., Inc.
300,000		Term Loan, 11.47%, Maturing January 31, 2013	301,031
472,625		Term Loan, 8.17%, Maturing July 31, 2013	475,284
		Rent-A-Center, Inc.
324,185		Term Loan, 7.12%, Maturing November 15, 2012	325,452
		Rover Acquisition Corp.
425,000		Term Loan, 8.10%, Maturing October 26, 2013	430,224
		Savers, Inc.
102,535		Term Loan, 8.11%, Maturing August 11, 2012	103,432
121,903		Term Loan, 8.11%, Maturing August 11, 2012	122,969
		Stewert Enterprises, Inc.
375,540		Term Loan, 7.18%, Maturing November 19, 2011	376,948
			$5,565,483
Steel — 0.0%
		Gibraltar Industries, Inc.
$161,543		Term Loan, 7.13%, Maturing December 8, 2010	$161,443
			$161,443
Surface Transport — 0.4%
		Oshkosh Truck Corp.
$550,000		Term Loan, 7.35%, Maturing December 6, 2013	$553,560
		Sirva Worldwide, Inc.
326,559		Term Loan, 11.60%, Maturing December 1, 2010	310,639
		Vanguard Car Rental USA
353,875		Term Loan, 8.35%, Maturing June 14, 2013	357,377
			$1,221,576
Telecommunications — 2.6%
		Asurion Corp.
$329,581		Term Loan, 8.32%, Maturing July 13, 2012	$331,435
400,000		Term Loan, 11.57%, Maturing January 13, 2013	406,750
		BCM Luxembourg, Ltd.
375,000	EUR	Term Loan, 5.93%, Maturing September 30, 2014	488,033
375,000	EUR	Term Loan, 6.31%, Maturing September 30, 2015	492,675

	Cellular South, Inc.
$987,342	Term Loan, 7.11%, Maturing May 4, 2011	$988,268
	Centennial Cellular Operating Co., LLC
692,695	Term Loan, 7.61%, Maturing February 9, 2011	698,684
	Consolidated Communications, Inc.
1,000,000	Term Loan, 7.37%, Maturing July 27, 2015	1,005,313
	Fairpoint Communications, Inc.
1,000,000	Term Loan, 7.13%, Maturing February 8, 2012	1,003,438
	Hawaiian Telcom Communications, Inc.
496,667	Term Loan, 7.62%, Maturing October 31, 2012	497,701
	NTelos, Inc.
490,017	Term Loan, 7.57%, Maturing August 24, 2011	493,019
	Stratos Global Corp.
325,000	Term Loan, 8.11%, Maturing February 13, 2012	325,643
	Syniverse Holdings, Inc.
284,504	Term Loan, 7.12%, Maturing February 15, 2012	285,749
	Triton PCS, Inc.
736,842	Term Loan, 8.61%, Maturing November 18, 2009	743,136
	Windstream Corp.
1,200,000	Term Loan, 7.11%, Maturing July 17, 2013	1,210,781
		$8,970,625
Utilities — 1.2%
	Astoria Generating Co.
$375,000	Term Loan, 9.12%, Maturing August 23, 2013	$380,703
	BRSP, LLC
550,000	Term Loan, 8.37%, Maturing July 13, 2009	552,750
	Covanta Energy Corp.
234,146	Term Loan, 5.31%, Maturing June 24, 2012	235,610
166,951	Term Loan, 7.60%, Maturing May 27, 2013	167,994
162,500	Term Loan, 10.82%, Maturing June 24, 2013	166,055
	La Paloma Generating Co., LLC
65,152	Term Loan, 7.07%, Maturing August 16, 2012	64,827
372,890	Term Loan, 7.11%, Maturing August 16, 2012	371,026
29,255	Term Loan, 7.11%, Maturing August 16, 2012	29,109
	LSP General Finance Co., LLC
11,895	Term Loan, 7.11%, Maturing April 14, 2013	11,939
276,477	Term Loan, 7.11%, Maturing April 14, 2013	277,514
	NRG Energy, Inc.
575,000	Term Loan, 7.36%, Maturing February 1, 2013	580,640
1,298,903	Term Loan, 7.36%, Maturing February 1, 2013	1,311,705
		$4,149,872
Total Senior, Floating Rate Interests (identified cost $243,712,677)		$248,431,269

Mortgage Pass-Throughs — 56.0%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$3,415	6.15%, with maturity at 2027	$3,457,039
9,846	6.50%, with maturity at 2019 (4)	10,038,046
10,720	7.00%, with various maturities to 2013 (4)	10,962,410
6,254	7.50%, with maturity at 2024 (4)	6,617,442
17,056	8.00%, with various maturities to 2031 (4)	18,016,191
9,615	8.50%, with various maturities to 2031 (4)	10,343,524
1,044	9.00%, with maturity at 2031	1,130,307
1,077	9.50%, with various maturities to 2022	1,178,237
2,466	11.50%, with maturity at 2019 (5)	2,738,731
		$64,481,927
	Federal National Mortgage Association:
$4,786	6.395%, with maturity at 2032 (4)(6)	$4,866,353
17,086	6.50%, with various maturities to 2028 (4)	17,479,177
2,462	7.00%, with maturity at 2014	2,526,059
19,538	7.50%, with various maturities to 2030 (4)	20,651,688
6,848	8.00%, with various maturities to 2029 (4)	7,291,104
1,564	8.50%, with maturity at 2027	1,679,358
1,469	9.00%, with various maturities to 2028	1,608,870
9,082	9.50%, with various maturities to 2031 (4)	10,054,889
3,755	10.00%, with various maturities to 2031	4,187,152
		$70,344,650
	Government National Mortgage Association:
$7,536	7.50%, with maturity at 2022 (4)	$7,999,374
9,667	8.00%, with various maturities to 2027	10,285,851
5,078	9.00%, with maturity at 2026	5,665,826
930	9.50%, with maturity at 2025	1,011,486
1,401	11.00%, with maturity at 2018	1,562,695
		$26,525,232
	Collateralized Mortgage Obligations:
$4,017	Federal Home Loan Mortgage Corp., Series 2137, Class Z, 6.00%, 3/15/29 (4)	$4,076,055
4,733	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29 (4)	4,896,885
1,016	Federal Home Loan Mortgage Corp., Series 2214, Class NC, 11.055%, 8/15/21 (7)	1,114,887
6,263	Federal Home Loan Mortgage Corp., Series S 2182, Class ZB, 8.00%, 9/15/29 (4)	6,596,328
342	Federal National Mortgage Association, Series 1989-89, Class H, 9.00%, 11/25/19	370,984

$906	Federal National Mortgage Association, Series 1991-122, Class N, 7.50%, 9/25/21	$946,492
6,639	Federal National Mortgage Association, Series 1993-84, Class M, 7.50%, 6/25/23 (4)	7,031,078
2,105	Federal National Mortgage Association, Series 1997-28, Class ZA, 7.50%, 4/20/27	2,216,260
1,920	Federal National Mortgage Association, Series 1997-38, Class N, 8.00%, 5/20/27	2,031,964
3,435	Federal National Mortgage Association, Series G-33, Class PT, 7.00%, 10/25/21 (4)	3,538,956
		32,819,889
Total Mortgage Pass-Throughs (identified cost $196,406,024)		$194,171,698

Corporate Bonds & Notes — 1.7%

Principal
Amount
(000’s omitted)		Security	Value
Building and Construction — 0.2%
		Grohe Holding, Variable Rate
500	EUR	6.622%, 1/15/14	$652,975
			$652,975
Cable and Satellite Television — 0.7%
		Iesy Hessen & ISH NRW, Variable Rate
$2,000		6.65%, 4/15/13 (6)	$2,598,900
			$2,598,900
Financial Intermediaries — 0.1%
		Centurion CDO 9 Ltd., Series 2005-9A
$500		9.35%, 7/17/19	$518,497
			$518,497
Index Linked Notes — 0.6%
		JP Morgan Chilean Inflation Linked Note
$2,000		7.433%, 11/17/15 (8)	$2,081,380
			$2,081,380
Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
$200		8.61%, 6/15/13 (6)	$219,000
			$219,000
Total Corporate Bonds & Notes (identified cost $5,798,925)			$6,070,752

Sovereign Issues — 8.4%

Principal
Amount
(000’s omitted)		Security	Value
		Egyptian Treasury Bill
11,425	EGP	0.00%, 2/6/07	$2,004,419
7,800	EGP	0.00%, 2/13/07	1,366,013
7,590	EGP	0.00%, 2/27/07	1,324,520
4,000	EGP	0.00%, 3/13/07	695,559
18,650	EGP	0.00%, 4/3/07	3,225,858
8,175	EGP	0.00%, 4/10/07	1,411,518
10,925	EGP	0.00%, 5/8/07	1,873,042
12,900	EGP	0.00%, 5/15/07	2,207,673
7,625	EGP	0.00%, 11/13/07	1,244,587
		Federal Republic of Brazil
4,281	BRL	10.00%, 1/1/14	1,793,023
		Indonesia Government
30,000,000	IDR	11.00%, 12/15/12	3,509,754
		Indonesia Recapitalization Bond
35,000,000	IDR	12.25%, 7/15/07	3,930,770
		Kazakhstan Treasury Notes
250,000	KZT	0.00%, 2/16/07	1,979,300
		Republic of Colombia
5,060,000	COP	11.75%, 3/1/10	2,391,769
Total Sovereign Issues (identified cost $29,160,311)			$28,957,805

Call Options Purchased — 0.0%

Contracts		Security	Value
300,000	EUR	Euro Call Option, Expires 1/8/2009, Strike Price 1.3270 (3)	$13,340
300,000	EUR	Euro Call Option, Expires 10/02/2008, Strike Price 1.2738 (3)	20,404
300,000	EUR	Euro Call Option, Expires 10/10/2008, Strike Price 1.2950 (3)	16,871
300,000	EUR	Euro Call Option, Expires 10/16/2008, Strike Price 1.2990 (3)	16,312
300,000	EUR	Euro Call Option, Expires 10/30/2008, Strike Price 1.3155 (3)	14,030
300,000	EUR	Euro Call Option, Expires 11/13/2008, Strike Price 1.3195 (3)	13,652
300,000	EUR	Euro Call Option, Expires 11/26/2008, Strike Price 1.3540 (3)	9,633

300,000	EUR	Euro Call Option, Expires 12/11/2008, Strike Price 1.3506 (3)	$10,159
$114,401

Put Options Purchased — 0.0%

Contracts		Security	Value
300,000	EUR	Euro Put Option, Expires 1/08/2009, Strike Price 1.3270 (3)	$13,170
300,000	EUR	Euro Put Option, Expires 10/02/2008, Strike Price 1.2738 (3)	6,410
300,000	EUR	Euro Put Option, Expires 10/10/2008, Strike Price 1.2950 (3)	8,637
300,000	EUR	Euro Put Option, Expires 10/16/2008, Strike Price 1.2990 (3)	9,131
300,000	EUR	Euro Put Option, Expires 10/30/2008, Strike Price 1.3155 (3)	11,258
300,000	EUR	Euro Put Option, Expires 11/13/2008, Strike Price 1.3195 (3)	11,865
300,000	EUR	Euro Put Option, Expires 11/26/2008, Strike Price 1.3540 (3)	17,122
300,000	EUR	Euro Put Option, Expires 12/11/2008, Strike Price 1.3506 (3)	16,611
Total Put Options Purchased (identified cost, $124,310)			$94,204

Short-Term Investments — 2.2%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$930,000	02/01/07	Investors Bank and Trust Company Time Deposit	5.28%	$930,000

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (9)	6,651	$6,651,279
Total Short-Term Investments (at amortized cost $7,581,279)		$7,581,279
Gross Investments — 140.0% (identified cost $482,907,836)		$485,421,408
Less Unfunded Loan Commitments — (0.2)%		$(585,739)
Net Investments — 139.8% (identified cost $482,322,097)		$484,835,669
Other Assets, Less Liabilities — (39.8)%		$(138,166,386)
Net Assets — 100.0%		$346,669,283

BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements whereby all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	All or a portion of these securities were on loan at January 31, 2007.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Adjustable rate securities. Rates shown are the rates at period end.
(7)	Rate shown is a weighted average coupon which resets monthly.
(8)	Security pays 3.8% coupon and accrues principal based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.
(9)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/07	21 Japan 10 Year Bond	Short	$(23,300,347)	$(23,347,222)	$(46,875)

Description of the underlying instruments to futures contracts: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
2/02/07	Brazilian Real 5,300,000	United States Dollar 2,494,470	$646
2/28/07	Euro 50,625,000	United States Dollar 65,647,563	(217,477)
2/28/07	Great British Pound 6,980,000	United States Dollar 13,666,491	4,164
2/28/07	Hungarian Forint 350,000,000	Euro 1,359,223	(6,209)
2/05/07	Romanian Leu 18,000,000	Euro 5,294,273	7,818
			$(211,058)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	Acquire	In exchange for	(Depreciation)
2/09/07	Australian Dollar 4,500,000	New Zealand Dollar 5,120,280	$(32,676)
2/02/07	Brazilian Real 5,300,000	United States Dollar 2,457,002	36,822
4/03/07	Brazilian Real 2,727,000	United States Dollar 1,272,218	(40)
2/09/07	Indonesian Rupiah 32,000,000,000	United States Dollar 3,518,030	(1,546)
2/09/07	Indian Rupee 471,000,000	United States Dollar 10,581,892	75,694
2/08/07	Icelandic Kroner 211,144,000	Euro 2,272,076	126,675
2/22/07	Icelandic Kroner 118,000,000	Euro 1,290,323	36,604
2/28/07	Icelandic Kroner 376,674,800	Euro 4,196,934	5,158
2/28/07	Kazakhstan Tenge 143,700,000	United States Dollar 1,142,744	(1,627)
8/03/07	Kazakhstan Tenge 66,000,000	United States Dollar 557,432	(31,075)
2/06/07	Mexican Peso 19,000,000	United States Dollar 1,728,294	(7,766)
2/12/07	Mexican Peso 38,328,000	United States Dollar 3,475,832	(6,192)
2/22/07	Mexican Peso 18,600,000	United States Dollar 1,700,292	(17,431)

2/09/07	Malaysian Ringgit 61,500,000	United States Dollar 17,541,046	31,279
2/08/07	Philippines Peso 517,000,000	United States Dollar 10,626,189	(52,503)
2/28/07	Polish Zloty 10,050,000	Euro 2,554,295	17,442
2/19/07	Romanian Leu 2,575,000	Euro 759,632	(5,163)
2/20/07	Romanian Leu 28,500,000	Euro 8,410,057	(60,373)
2/22/07	Romanian Leu 18,000,000	Euro 5,302,383	(27,160)
6/20/07	Romanian Leu 5,100,000	Euro 1,474,415	5,335
2/09/07	Serbian Dinar 102,000,000	Euro 1,295,238	(5,624)
2/26/07	Serbian Dinar 53,500,000	Euro 678,323	(6,000)
2/28/07	Serbian Dinar 161,000,000	Euro 2,046,315	(26,123)
4/02/07	Serbian Dinar 46,600,000	Euro 586,311	(6,416)
4/30/07	Serbian Dinar 102,000,000	Euro 1,283,826	(15,138)
2/05/07	Turkish Lira 3,334,382	United States Dollar 2,326,529	32,339
2/14/07	Turkish Lira 4,124,500	United States Dollar 2,872,675	35,657
2/28/07	Turkish Lira 2,439,000	United States Dollar 1,687,682	23,480
			$123,632

At January 31, 2007, the Fund had sufficient cash and/or securities to cover potential obligations arising from open futures and forward foreign currency exchange contracts, as well as margin requirements on open futures contracts.

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying or selling exposure to an increase in credit spreads for the underlying instrument. The maximum payouts are limited to the notional amount of each swap.

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
10,000,000 USD	3/20/2010	Agreement with Credit Suisse First Boston dated 3/05/2005 whereby the Fund will pay 2.01% per year times the notional amount. In exchange for that periodic payment, upon a credit event involving Turkish sovereign issues, Credit Suisse First Boston agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Credit Suisse First Boston.	$(274,575)
5,000,000 USD	9/20/2011	Agreement with Credit Suisse First Boston dated 7/21/2006 whereby the Fund will pay 2.15% per year times the notional amount. In exchange for that periodic payment, upon a credit event involving Filipino sovereign issues, Credit Suisse First Boston agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by the Philippines to Credit Suisse First Boston.	$(202,811)
10,000,000 USD	3/20/2010	Agreement with JP Morgan Chase Bank dated 3/05/2005 whereby the Fund will pay 2.00% per year times the notional amount. In exchange for that periodic payment, upon a credit event involving Turkish sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(271,732)

10,000,000 USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 whereby the Fund will pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a credit event involving Indonesian sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Indonesia to JP Morgan Chase Bank.	$(381,987)
5,000,000 USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 whereby the Fund will pay 2.17% per year times the notional amount. In exchange for that periodic payment, upon a credit event involving Filipino sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by the Philippines to JP Morgan Chase Bank.	$(206,860)
6,800,000 USD	12/20/2016	Agreement with Credit Suisse First Boston dated 10/19/2006 whereby the Fund will pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a credit event involving Italian sovereign issues, Credit Suisse First Boston agrees to pay the Fund the notional amount of the swap. To receive that payment , the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Italy to Credit Suisse First Boston.	$(19,703)
5,000,000 USD	12/20/2016	Agreement with Lehman Brothers Bank dated 12/01/2006 he Fund will pay 2.36% per year times the notional amount. In exchange for that periodic payment, upon a credit event involving Venezuela sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Venezuela to Lehman Brothers Bank.	$56,307

2,500,000 USD	12/20/2016	Agreement with Lehman Brothers Bank dated 12/11/2006 whereby the Fund will pay 2.22% per year times the notional amount. In exchange for that periodic payment, upon a credit event involving Venezuela sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by the Venezuela to Lehman Brothers Bank.	$51,762
$(1,249,599)

Interest Rate Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
38,000,000 MXN	1/18/2017	Agreement with JP Morgan Chase Bank dated 01/31/2007 whereby the Fund makes a payment every 28 days at a rate equal to the Mexican Interbank Equilibrium Interest Rate Index on the notional amount of 38,000,000 MXN. In exchange, the Fund receives payments every 28 days at a fixed rate equal to 8.40% on the same notional amount.	$25,707
114,000,000 MXN	10/12/2007	Agreement with JP Morgan Chase Bank dated 10/13/2006 whereby the Fund makes payment every 28 days at a rate equal to the Mexican Interbank Equilibrium Interest Rate Index on the notional amount of 114,000,000 MXN. In exchange, the Fund receives payments every 28 days at a fixed rate equal to 7.62% on the same notional amount.	$(7,745)
7,387,274 BRL	01/02/2012	Agreement with JP Morgan Chase Bank dated 12/13/2006 whereby the Fund will accrue interest payable at a floating rate that resets daily equal to the Brazilian Interbank Deposit rate on the notional amount of 7,387,274 BRL, which accretes daily to a notional amount of 13,500,000 BRL at maturity date. In exchange the Fund will accrue interest receivable at a fixed rate of 12.73% on the same notional amount. On maturity date, the Fund will make or receive a payment equal to the net of the accrued interest payable or receivable.	$60,405
			$78,367

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$482,552,942
Gross unrealized appreciation	$6,195,441
Gross unrealized depreciation	(3,912,714)
Net unrealized appreciation	$2,282,727

The unrealized depreciation on foreign currency, swap contracts, financial futures contracts and forward contracts at January 31, 2007 on a federal income tax basis was $1,271,718.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date:	March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date:	March 20, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	March 20, 2007